LONG-TERM INVESTMENTS (Details Narrative) ¥ in Thousands, $ in Thousands						1 Months Ended											12 Months Ended
	Jan. 17, 2022 USD ($)	Jan. 17, 2022 CNY (¥)	Dec. 29, 2021 USD ($)	Dec. 29, 2021 CNY (¥)	Sep. 02, 2019 CNY (¥)	Jun. 30, 2022 CNY (¥)	Feb. 28, 2022 CNY (¥)	Nov. 30, 2021 CNY (¥)	Aug. 31, 2021 CNY (¥)	Jul. 31, 2021 CNY (¥)	May 31, 2021 CNY (¥) Integer	Aug. 31, 2020 CNY (¥)	Aug. 31, 2019 CNY (¥)	May 31, 2019 CNY (¥) Integer	Jun. 30, 2018 CNY (¥) Integer	Sep. 30, 2017 CNY (¥) Integer	Dec. 31, 2022 USD ($) Integer	Dec. 31, 2022 CNY (¥) Integer	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Oct. 31, 2021	Jan. 01, 2020
Cash consideration																			¥ 21,900
Share of losses of equity method investments																	(285)	(1,969)	(596)
Cash Received from disposal of long-term investments																	$ 9,422	64,987	1,500
Sichuan Xingneng Ronglian Technology Co., Ltd. [Member]
Cash Received from disposal of long-term investments						¥ 2,842
Sichuan Xingneng Ronglian Technology Co., Ltd. [Member] | Beijing Ronglian Yitong Information Technology Co., Ltd. [Member]
Cash consideration										¥ 4,900
Equity interest, equity method investment as a percent										49.00%
Share of losses of equity method investments																			117
Other than temporary loss for the investments recognized																			1,941
Shanghai Keshen Information Technology Company Limited [Member] | Beijing Ronglian Yitong Information Technology Co., Ltd. [Member]
Cash consideration								¥ 15,000
Equity interest, equity method investment as a percent								20.00%
Share of losses of equity method investments																		¥ 1,969	479
Number of directors, right to appoint | Integer																	1	1
Number of directors | Integer																	3	3
Impairment loss of investments																		¥ 406	¥ 406
Beijing Chenfeng Network Technology Co., Ltd. [Member] | Beijing Ronglian Yitong Information Technology Co., Ltd. [Member]
Cash Received from disposal of long-term investments	$ 7,627	¥ 51,207	$ 7,627	¥ 51,207
Equity interest					10.00%														3.10%	4.49%		9.00%
Cash consideration					¥ 2,500
Gain recognized from the change in fair value																			¥ 39,247	¥ 9,460
Hangzhou Paileyun Technology Co., Ltd. [Member] | Beijing Ronglian Yitong Information Technology Co., Ltd. [Member]
Cash Received from disposal of long-term investments							¥ 10,938
Equity interest													3.00%							2.88%		3.00%
Cash consideration													¥ 3,188
Gain recognized from the change in fair value																		5,138		¥ 2,154
Hangzhou Paileyun Technology Co., Ltd. [Member] | Beijing Ronglian Huitong Technology Co., Ltd. [Member]
Equity interest												3.00%
Cash consideration												¥ 457
Beijing Hanyuhaikuo Software Technology Co Ltd [Member] | Beijing Ronglian Yitong Information Technology Co., Ltd. [Member]
Number of directors, right to appoint | Integer											0			1	1	1
Impairment loss of investments																		2,000
Equity interest														4.29%	5.45%	6.56%			2.45%		2.45%
Cash consideration																¥ 4,000
Gain recognized from the change in fair value											¥ 8,000			¥ 900	¥ 100
Beijing Tanma Qifu Technolory Co., Ltd [Member] | Beijing Ronglian Yitong Information Technology Co., Ltd. [Member]
Equity interest											4.29%
Xinyu Hongling Investment Management Center Limited Partnership [Member]
Cash consideration									¥ 150,000
Xinyu Hongling Investment Management Center Limited Partnership [Member] | Beijing Ronglian Yitong Information Technology Co., Ltd. [Member]
Impairment loss of investments																		¥ 5,400
Equity interest									13.33%
Cash consideration									¥ 20,000										¥ 20,000
Gain recognized from the change in fair value																			340,500
Xicheng Zhiyuan Digital Power Selection Investment Center Limited Partnership [Member] | Beijing Ronglian Yitong Information Technology Co., Ltd. [Member]
Equity interest									2.66%
Cash consideration																			75,000
Target subcription amount									¥ 751,000
Shanghai Yuhuan Information System Co.Ltd. [Member] | Beijing Ronglian Yitong Information Technology Co., Ltd. [Member]
Impairment loss of investments																			¥ 4,256